INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Components of Income Tax Expense
The components of income tax expense from our wholly owned operations and investments and our controlling interest in CIAC and joint ventures with Carrier are as follows:

Years Ended December 31,	2023	2022	2021
Current:
U.S. Federal	$119,133	$71,475	$91,162
State	29,749	27,202	20,703
Foreign	14,048	13,574	10,993

	162,930	112,251	122,858

Deferred:
U.S. Federal	(5,581)	10,766	6,434
State	(1,301)	3,695	1,374
Foreign	(297)	(995)	(1,869)

	(7,179)	13,466	5,939

Income tax expense	$155,751	$125,717	$128,797

Reconciliation of Effective Income Tax Rate
Following is a reconciliation of the effective income tax rate:

Years Ended December 31,	2023	2022	2021
U.S. federal statutory rate	21.0%	21.0%	21.0%
State income taxes, net of federal benefit and other	3.5	4.6	3.5
Excess tax benefits from share-based compensation	(1.8)	(8.6)	(1.7)
Tax effects on foreign income	0.2	0.3	0.4
FDII	(0.1)	(0.1)	(0.1)
Change in valuation allowance	0.3	0.4	0.8
Tax credits and other	(0.8)	(0.4)	(0.5)

Effective income tax rate attributable to Watsco, Inc.	22.3	17.2	23.4
Taxes attributable to non-controlling interest	(2.6)	(2.0)	(2.9)

Effective income tax rate	19.7%	15.2%	20.5%

Significant Components of Net Deferred Tax Liabilities
The following is a summary of the significant components of our net deferred tax liabilities:

December 31,	2023	2022
Deferred tax assets:
Share-based compensation	$30,847	$27,037
Capitalized inventory costs and adjustments	5,387	4,366
Allowance for doubtful accounts	4,096	3,326
Self-insurance reserves	1,701	1,975
Capitalized research and development costs	6,712	—
Other	7,678	8,711
Net operating loss carryforwards	4,584	3,899

	61,005	49,314
Valuation allowance	(10,468)	(8,171)

Total deferred tax assets	50,537	41,143

Deferred tax liabilities:
Deductible goodwill	(104,026)	(88,316)
Depreciation	(24,973)	(23,806)
Unremitted earnings of domestic affiliates	(5,008)	(6,618)
Other	(4,390)	(3,761)

Total deferred tax liabilities	(138,397)	(122,501)

Net deferred tax liabilities (1)	$(87,860)	$(81,358)

(1)	Net deferred tax liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.

Changes in Gross Unrecognized Tax Benefits
The changes in gross unrecognized tax benefits were as follows:

Balance at December 31, 2020	$6,505
Additions based on tax positions related to the current year	1,143
Reductions due to lapse of applicable statute of limitations	(921)

Balance at December 31, 2021	6,727
Additions based on tax positions related to the current year	1,867
Reductions due to lapse of applicable statute of limitations	(842)

Balance at December 31, 2022	7,752
Additions based on tax positions related to the current year	1,215
Reductions due to lapse of applicable statute of limitations	(1,093)

Balance at December 31, 2023	$7,874